Related Party Activities - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Apr. 30, 2014
Frank D. Bracken, III and Thomas H. Olle
Related Party Transaction [Line Items]
Total loan amount to related parties							$ 539,000
Butterfly Flaps, Ltd
Related Party Transaction [Line Items]
Cost of consultancy services	$ 25,000				$ 25,000
New Tech Global Ventures, LLC
Related Party Transaction [Line Items]
Cost of consultancy services	78,000	$ 149,000	$ 465,000	$ 763,000	938,000	$ 2,300,000
BlueSkye Pty Ltd
Related Party Transaction [Line Items]
Cost of consultancy services	$ 24,000	$ 36,000	$ 95,000	$ 107,000	143,000	182,000
Affiliated Entity | Parent Company
Related Party Transaction [Line Items]
Dividends paid					$ 308,000	$ 637,000